PACIFIC CAPITAL TAX-FREE SECURITIES FUND
Portfolio of Investments
July 31, 2026
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — 97.5%
California — 1.7%
Norwalk-La Mirada Unified School District GO, CAB, OID, Series B 0.00%, 8/1/27, (AGM-CR FGIC)(a)	$ 5,000,000	$ 4,862,417
Florida — 1.0%
Central Florida Tourism Oversight District GO, Series A, Callable 6/1/34 at 100, 5.00%, 6/1/44	2,500,000	2,635,094
Florida Housing Finance Corp. Revenue, Series 1, Callable 7/1/29 at 100, 2.00%, 7/1/32, (GNMA/FNMA/FHLMC)	170,000	149,046
		2,784,140
Georgia — 0.4%
Atlanta City Department of Aviation Revenue, Series A, Refunding, Callable 7/1/32 at 100, 5.00%, 7/1/47	1,000,000	1,033,542
Guam — 0.4%
Guam Government Waterworks Authority Revenue, Series A, Callable 7/1/35 at 100, 5.25%, 7/1/39	395,000	420,983
Guam Government Waterworks Authority Revenue, Series A, Callable 7/1/35 at 100, 5.50%, 7/1/43	725,000	771,692
		1,192,675
Hawaii — 86.7%
Hawaii County GO, Callable 9/1/33 at 100, 5.00%, 9/1/41	870,000	931,541
Hawaii County GO, Callable 9/1/35 at 100, 5.25%, 9/1/45	5,000,000	5,452,559
Hawaii County GO, Refunding, Callable 9/1/33 at 100, 5.00%, 9/1/40	1,700,000	1,825,452
Hawaii County GO, Series A, Refunding, Callable 3/1/27 at 100, 5.00%, 9/1/34	4,500,000	4,550,667
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii County GO, Series A, Refunding, Callable 9/1/30 at 100, 4.00%, 9/1/40	$1,000,000	$ 982,042
Hawaii Housing Finance & Development Corp. Revenue, Hale Moiliili, Putable, 3.30%, 12/1/29(b)	8,000,000	8,026,902
Hawaii Housing Finance & Development Corp. Revenue, Multi-Family Housing, Iwilei Apartments, Series A, Callable 8/23/26 at 100, 3.75%, 1/1/31	3,095,000	3,095,170
Hawaii Housing Finance & Development Corp. Revenue, Series A, Callable 1/1/34 at 100, 4.05%, 7/1/40	700,000	663,535
Hawaii Housing Finance & Development Corp. Revenue, Series A, Callable 1/1/34 at 100, 4.50%, 7/1/45	1,380,000	1,353,593
Hawaii Housing Finance & Development Corp. Revenue, Series A, Callable 1/1/34 at 100, 4.70%, 7/1/50	1,390,000	1,351,967
Hawaii State Airports System Revenue, AMT, COP, Callable 8/23/26 at 100, 5.00%, 8/1/27	300,000	302,192
Hawaii State Airports System Revenue, AMT, OID, COP, Callable 8/23/26 at 100, 5.00%, 8/1/28	400,000	402,667
Hawaii State Airports System Revenue, Series A, AMT, Callable 7/1/28 at 100, 5.00%, 7/1/33	225,000	231,437
Hawaii State Airports System Revenue, Series A, AMT, Callable 7/1/28 at 100, 5.00%, 7/1/48	1,500,000	1,501,574

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL TAX-FREE SECURITIES FUND
Portfolio of Investments (Continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, Series A, AMT, Callable 7/1/32 at 100, 5.00%, 7/1/51	$7,000,000	$ 7,055,050
Hawaii State Airports System Revenue, Series A, AMT, Callable 7/1/35 at 100, 5.25%, 7/1/51	17,000,000	17,493,275
Hawaii State Airports System Revenue, Series A, AMT, Callable 7/1/35 at 100, 5.50%, 7/1/54	2,300,000	2,415,506
Hawaii State Airports System Revenue, Series B, 5.00%, 7/1/27	910,000	928,308
Hawaii State Airports System Revenue, Series B, OID, Callable 9/2/26 at 100, 4.00%, 7/1/45	50,000	47,708
Hawaii State Airports System Revenue, Series C, Callable 7/1/30 at 100, 5.00%, 7/1/50	130,000	132,548
Hawaii State Airports System Revenue, Series D, Refunding, Callable 7/1/30 at 100, 5.00%, 7/1/33	325,000	346,476
Hawaii State Airports System Revenue, Series D, Refunding, Callable 7/1/30 at 100, 4.00%, 7/1/39	620,000	615,543
Hawaii State Airports System Revenue, Series D, Refunding, Callable 7/1/35 at 100, 5.00%, 7/1/40	3,500,000	3,790,232
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, 5.00%, 7/1/28	1,340,000	1,391,186
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, Callable 7/1/33 at 100, 5.00%, 7/1/34	2,310,000	2,507,744
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, Callable 7/1/33 at 100, 5.00%, 7/1/35	$2,430,000	$ 2,625,902
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, Callable 7/1/33 at 100, 5.00%, 7/1/36	2,550,000	2,734,772
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series B, Refunding, 5.00%, 7/1/28	500,000	519,099
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series B, Refunding, 5.00%, 7/1/31	2,715,000	2,921,131
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, 4.00%, 1/1/30	475,000	476,967
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, Callable 1/1/30 at 100, 4.00%, 1/1/31	525,000	525,171
Hawaii State Department of Budget & Finance Revenue, The Queen's Health Systems, Series A, Refunding, Callable 7/1/35 at 100, 5.00%, 7/1/36	1,750,000	1,931,096
Hawaii State Department of Budget & Finance Revenue, The Queen's Health Systems, Series A, Refunding, Callable 7/1/35 at 100, 5.00%, 7/1/40	5,000,000	5,352,380

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL TAX-FREE SECURITIES FUND
Portfolio of Investments (Continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, The Queen's Health Systems, Series A, Refunding, Callable 7/1/35 at 100, 5.00%, 7/1/41	$5,000,000	$ 5,320,008
Hawaii State Department of Budget & Finance Revenue, The Queen's Health Systems, Series A, Refunding, Callable 7/1/35 at 100, 5.00%, 7/1/42	1,300,000	1,376,788
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/1/27 at 100, 5.00%, 11/1/28	1,170,000	1,201,404
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/1/27 at 100, 5.00%, 11/1/30	800,000	821,274
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/1/27 at 100, 5.00%, 11/1/31	815,000	836,068
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, 5.00%, 4/1/27	100,000	101,560
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 4/1/27 at 100, 5.00%, 4/1/28	1,040,000	1,055,190
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 4/1/27 at 100, 5.00%, 4/1/29	55,000	55,801
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 4/1/27 at 100, 5.00%, 4/1/32	$ 335,000	$ 339,549
Hawaii State GO, Series EO, Callable 9/2/26 at 100, 5.00%, 8/1/32	1,285,000	1,298,794
Hawaii State GO, Series EO, Unrefunded portion, Callable 8/1/26 at 100, 5.00%, 8/1/26	2,660,000	2,660,000
Hawaii State GO, Series EY, Refunding, Callable 9/2/26 at 100, 5.00%, 10/1/27	2,040,000	2,043,578
Hawaii State GO, Series FG, Callable 10/1/26 at 100, 5.00%, 10/1/30	4,000,000	4,014,102
Hawaii State GO, Series FG, Callable 10/1/26 at 100, 4.00%, 10/1/35	1,000,000	1,000,025
Hawaii State GO, Series FH, Refunding, 5.00%, 10/1/26	170,000	170,651
Hawaii State GO, Series FK, Callable 5/1/27 at 100, 4.00%, 5/1/37	2,000,000	2,000,228
Hawaii State GO, Series FT, Callable 1/1/28 at 100, 5.00%, 1/1/30	30,000	30,926
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 7/1/30 at 100, 4.00%, 7/1/31	1,000,000	1,007,659
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 7/1/30 at 100, 4.00%, 7/1/32	810,000	813,302
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 7/1/30 at 100, 4.00%, 7/1/33	1,400,000	1,403,206

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL TAX-FREE SECURITIES FUND
Portfolio of Investments (Continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 7/1/30 at 100, 4.00%, 7/1/37	$5,000,000	$ 4,908,935
Hawaii State Harbor System Revenue, Series C, Refunding, 5.00%, 7/1/29	400,000	423,866
Hawaii State Harbor System Revenue, Series C, Refunding, Callable 7/1/30 at 100, 4.00%, 7/1/39	3,415,000	3,387,337
Hawaii State Highway Fund Revenue, Series A, Callable 1/1/29 at 100, 5.00%, 1/1/32	500,000	523,370
Hawaii State Highway Fund Revenue, Series A, Callable 1/1/29 at 100, 5.00%, 1/1/37	3,500,000	3,627,930
Hawaii State Highway Fund Revenue, Series A, Callable 1/1/36 at 100, 5.00%, 1/1/41	3,500,000	3,825,660
Hawaii State Highway Fund Revenue, Series A, Callable 1/1/36 at 100, 5.00%, 1/1/42	4,000,000	4,354,188
Hawaii State Highway Fund Revenue, Series A, Callable 1/1/36 at 100, 5.00%, 1/1/43	2,525,000	2,736,902
Hawaii State Highway Fund Revenue, Series A, Callable 1/1/36 at 100, 5.00%, 1/1/44	11,350,000	12,238,126
Honolulu City & County Board of Water Supply Revenue, Callable 7/1/33 at 100, 5.00%, 7/1/48	4,645,000	4,825,149
Honolulu City & County Board of Water Supply Revenue, Series A, Refunding, Callable 7/1/34 at 100, 5.25%, 7/1/49	3,760,000	3,972,660
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 7/1/33 at 100, 5.00%, 7/1/40	$1,000,000	$ 1,073,016
Honolulu City & County GO, Series A, Callable 7/1/34 at 100, 5.25%, 7/1/46	3,225,000	3,462,004
Honolulu City & County GO, Series A, Callable 9/2/26 at 100, 4.00%, 11/1/37	1,000,000	986,595
Honolulu City & County GO, Series C, 4.00%, 8/1/26	200,000	200,000
Honolulu City & County GO, Series C, 5.00%, 7/1/28	255,000	266,241
Honolulu City & County GO, Series C, Callable 8/1/29 at 100, 5.00%, 8/1/42	960,000	990,167
Honolulu City & County GO, Series C, Callable 8/1/29 at 100, 5.00%, 8/1/44	3,260,000	3,351,686
Honolulu City & County GO, Series D, Refunding, Callable 7/1/35 at 100, 5.00%, 7/1/39	10,000,000	10,921,847
Honolulu City & County GO, Series E, OID, Refunding, Callable 9/1/27 at 100, 3.00%, 9/1/31	250,000	242,635
Honolulu City & County GO, Series E, Refunding, 5.00%, 3/1/29	200,000	211,395
Honolulu City & County GO, Series F, Refunding, 5.00%, 7/1/35	1,500,000	1,692,990
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Senior, Series A, Refunding, Callable 7/1/35 at 100, 5.00%, 7/1/38	4,525,000	4,982,535

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL TAX-FREE SECURITIES FUND
Portfolio of Investments (Continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, 2nd Bond Resolution, Junior, Series A, Refunding, Callable 7/1/34 at 100, 5.00%, 7/1/39	$2,000,000	$ 2,173,725
Honolulu City & County Wastewater System Revenue, Senior Lien Green Bond, Callable 7/1/33 at 100, 5.25%, 7/1/53	10,000,000	10,406,257
Honolulu City & County Wastewater System Revenue, Senior Series B, Refunding, Callable 9/2/26 at 100, 5.00%, 7/1/35	125,000	125,172
Honolulu City & County Wastewater System Revenue, Series A, Senior Green Bond, Callable 7/1/32 at 100, 5.25%, 7/1/51	5,000,000	5,186,874
Honolulu City & County Wastewater System Revenue, Series A, Senior Green Bond, Callable 7/1/34 at 100, 5.00%, 7/1/42	5,000,000	5,369,832
Honolulu City & County Wastewater System Revenue, Series B, Senior Green Bond, Callable 7/1/35 at 100, 5.25%, 7/1/40	2,000,000	2,227,093
Honolulu City & County Wastewater System Revenue, Series B, Senior Green Bond, Callable 7/1/35 at 100, 5.25%, 7/1/55	9,000,000	9,476,105
Kauai County GO, 5.00%, 8/1/27	250,000	255,814
Kauai County GO, Callable 8/1/27 at 100, 5.00%, 8/1/31	250,000	255,244
Kauai County GO, Callable 8/1/27 at 100, 4.00%, 8/1/33	295,000	296,502
Kauai County GO, Callable 8/1/27 at 100, 5.00%, 8/1/37	40,000	40,618
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Kauai County GO, Callable 8/1/27 at 100, 5.00%, 8/1/42	$ 775,000	$ 783,798
Kauai County GO, Refunding, 5.00%, 8/1/32	2,870,000	3,161,721
Maui County GO, Callable 3/1/31 at 100, 4.00%, 3/1/38	1,020,000	1,022,986
Maui County GO, Callable 9/1/35 at 100, 5.00%, 9/1/36	1,000,000	1,118,502
Maui County GO, Callable 9/1/35 at 100, 5.00%, 9/1/37	2,200,000	2,440,499
Maui County GO, Callable 9/1/35 at 100, 5.00%, 9/1/42	2,200,000	2,362,890
Maui County GO, Refunding, 5.00%, 9/1/28	1,070,000	1,120,870
Maui County GO, Refunding, Callable 9/1/28 at 100, 4.00%, 9/1/31	5,000,000	5,078,558
Maui County GO, Refunding, Callable 9/2/26 at 100, 3.00%, 9/1/32	195,000	186,243
University of Hawaii Revenue, Medical School Project, Series E, Refunding, Callable 10/1/26 at 100, 5.00%, 10/1/30	620,000	622,125
University of Hawaii Revenue, Medical School Project, Series E, Refunding, Callable 10/1/26 at 100, 5.00%, 10/1/31	1,345,000	1,349,434
University of Hawaii Revenue, Series B, Refunding, Callable 9/2/26 at 100, 5.00%, 10/1/34	600,000	600,798
University of Hawaii Revenue, Series B, Refunding, Callable 9/2/26 at 100, 5.00%, 10/1/35	1,000,000	1,001,269
University of Hawaii Revenue, Series D, Refunding, Callable 10/1/30 at 100, 4.00%, 10/1/32	450,000	460,608

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL TAX-FREE SECURITIES FUND
Portfolio of Investments (Continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii Revenue, Series D, Refunding, Callable 10/1/30 at 100, 4.00%, 10/1/33	$ 315,000	$ 321,363
University of Hawaii Revenue, Series F, Refunding, Callable 10/1/27 at 100, 5.00%, 10/1/29	135,000	138,105
University of Hawaii Revenue, Series F, Refunding, Callable 10/1/27 at 100, 5.00%, 10/1/36	3,000,000	3,049,756
University of Hawaii Revenue, Series F, Refunding, Callable 10/1/27 at 100, 5.00%, 10/1/37	2,000,000	2,031,047
		247,900,547
Michigan — 1.0%
Grosse Pointe Public School System GO, Refunding, Callable 5/1/29 at 100, 5.00%, 5/1/38	500,000	518,198
Michigan State University Revenue, Series A, Refunding, Callable 2/15/33 at 100, 5.00%, 8/15/41	2,160,000	2,298,926
		2,817,124
Missouri — 0.5%
St Louis City Airport Revenue, Series A, Callable 7/1/34 at 100, 5.00%, 7/1/41, (AGM)	1,400,000	1,483,030
Ohio — 1.0%
Ohio State GO, Series A, Callable 6/15/35 at 100, 5.00%, 6/15/42	2,500,000	2,700,190
Tennessee — 0.8%
Metropolitan Nashville Airport Authority Revenue, Series A, Callable 7/1/30 at 100, 5.00%, 7/1/49	2,255,000	2,281,289
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Texas — 2.5%
Board of Regents of the University of Texas System Revenue, Series B, Refunding, Callable 8/15/34 at 100, 5.00%, 8/15/42	$3,195,000	$ 3,410,244
Dallas Area Rapid Transit Revenue, Senior Lien, Series B, Refunding, Callable 12/1/30 at 100, 5.00%, 12/1/47	1,605,000	1,642,255
Houston City Combined Utility System Revenue, Unrefunded Balance CAB, OID, Junior Series A, Refunding 0.00%, 12/1/27, (AGM)(a)	2,000,000	1,922,028
		6,974,527
Utah — 0.1%
Salt Lake City Airport Revenue, Series B, Callable 7/1/28 at 100, 5.00%, 7/1/29	370,000	384,764
Virginia — 1.0%
Hampton Roads Transportation Accountability Commission Revenue, Senior Lien, Series A, Callable 7/1/34 at 100, 5.00%, 7/1/49	2,840,000	2,949,771
Washington — 0.4%
Port of Seattle Revenue, Series B, AMT, Refunding, Callable 7/1/34 at 100, 5.25%, 7/1/43	1,175,000	1,240,279
TOTAL MUNICIPAL BONDS (Cost $281,243,274)		278,604,295

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL TAX-FREE SECURITIES FUND
Portfolio of Investments (Concluded)
July 31, 2026
(Unaudited)
	Number of Shares	Value
SHORT-TERM INVESTMENT — 2.0%
Money Market Fund — 2.0%
BNY Dreyfus Government Cash Management Fund, Institutional Shares, 3.56%(c)	5,806,389	$ 5,806,389
TOTAL SHORT-TERM INVESTMENT (Cost $5,806,389)		5,806,389

TOTAL INVESTMENTS - 99.5% (Cost $287,049,663)		284,410,684
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		1,481,901
NET ASSETS - 100.0%		$285,892,585

(a)	Zero coupon bond.
(b)	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(c)	Rate disclosed is the 7-day yield at July 31, 2026.
Portfolio holdings are subject to change at any time.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	Assured Guaranty Municipal Corp. - Custodial Receipts
AMT	Alternative Minimum Tax
CAB	Capital Appreciation Bond
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
OID	Original Issue Discount
See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL TAX-FREE SECURITIES FUND
Notes to the Quarterly Portfolio of Investments
July 31, 2026
(Unaudited)
Portfolio Valuation — The Pacific Capital Tax-Free Securities Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board of Trustees of the Trust (“Board of Trustees”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board of Trustees.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — unadjusted quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of investments).
The fair value of the Fund's bonds is generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

PACIFIC CAPITAL TAX-FREE SECURITIES FUND
Notes to the Quarterly Portfolio of Investments (Concluded)
July 31, 2026
(Unaudited)
The following is a summary of the inputs used, as of July 31, 2026, in valuing the Fund's investments carried at fair value:
	Total Value at 07/31/26	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Municipal Bonds	$278,604,295	$—	$278,604,295	$—
Short-Term Investment	5,806,389	5,806,389	—	—
Total Assets	$284,410,684	$5,806,389	$278,604,295	$—
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.
For the period ended July 31, 2026, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see the Fund’s most recent semi-annual or annual report filed with the Securities and Exchange Commission.